Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of U.S Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2023	2022
Federal statutory income tax rate	(21.0)%	(21.0)%
Research and development tax credits	(4.3)	(3.1)
State taxes, net of federal benefit	(7.8)	(4.3)
Stock-based compensation	1.4	0.6
Uncertain tax position reserves	0.8	4.6
Other	(0.3)	0.3
Change in deferred tax asset valuation allowance	31.2	22.9
Effective income tax rate	—%	—%

Schedule of Net Deferred Tax Assets

Net deferred tax assets as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$142,506	$132,560
Research and development tax credit carryforwards	52,843	48,854
Section 174 capitalized research and development expenses	55,572	38,894
Stock-based compensation expense	25,898	20,048
Lease liability	29,855	29,717
Deferred revenue	27,452	29,922
Accrued expenses	3,540	4,044
Section 163(j) limitation	3,741	2,303
Depreciation and amortization	398	396
Other	169	200
Total deferred tax assets	$341,974	$306,938
Deferred tax liabilities:
Depreciation and amortization	—	—
Right of use assets	(29,165)	(29,568)
Total deferred tax liabilities	(29,165)	(29,568)
Valuation allowance	$(312,809)	$(277,370)
Net deferred tax assets	$—	$—

Summary of Changes In Valuation Allowance for Deferred Tax Assets	Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2023 and 2022 related primarily to the increases in NOLs, research and development tax credit carryforwards and capitalized research and development expenses pursuant to IRC Section 174, and stock-based compensation were as follows:

	Year Ended December 31,
	2023	2022
Valuation allowance at beginning of year	$(277,370)	$(220,114)
Decreases recorded as benefit to income tax provision	—	—
Increases recorded to income tax provision	(35,439)	(57,256)
Valuation allowance as of end of year	$(312,809)	$(277,370)

Schedule of Change In Unrecognized Tax Benefits Roll Forward	The changes in the Company’s unrecognized tax benefits for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Balance at beginning of year	$12,528	$—
Increase in unrecognized tax benefits as a result of tax positions taken during the year	1,001	12,528
Reduction to unrecognized tax benefits	—	—
Balance at end of year	$13,529	$12,528